Long-term debt	6 Months Ended
Sep. 30, 2014
Long-term debt

8. Long-term debt

Long-term debt as of March 31, 2014 and September 30, 2014 was comprised of the following:

	As of
	As of March 31, 2014		September 30, 2014		September 30, 2014
	(In millions)

Subordinated debt	Rs.	174,730.5	Rs.	172,774.0	US$	2,790.3

Others		220,478.1		233,447.4		3,770.1

Total	Rs.	395,208.6	Rs.	406,221.4	US$	6,560.4

The below table presents the balance of long term debt as of March 31, 2014 and September 30, 2014 and the related contractual rates and maturity dates:

	As of
	March 31, 2014				September 30, 2014
	Maturity / Call dates	Stated interest rates	Total		Maturity / Call dates	Stated interest rates	Total		Total
	(In millions)

Subordinated debt
Lower Tier II

Fixed rate	2015 - 2024	5.90% to 10.70%	Rs.	132,580.0	2015 - 2025	6.00% to 10.70%	Rs.	130,440.0	US$	2,106.6

Upper Tier II

Fixed rate	2016 - 2021	8.70% to 10.85%		34,159.0	2016 - 2021	8.70% to 10.85%		34,159.0		551.7

Variable rate	2016 - 2017	LIBOR+1.2		5,991.5	2016 - 2017	LIBOR+1.2		6,175.0		99.7

Perpetual debt	2016 - 2017	9.92%		2,000.0	2016 - 2017	9.92%		2,000.0		32.3

Others

Variable rate—(1)	2015 - 2018	1.25% to 3.00%		129,708.4	2015 - 2018	1.43% to 3.00%		117,041.8		1,890.2

Variable rate—(2)	2015 - 2018	10.25% to 11.35%		57,299.7	2015 - 2019	10.25% to 11.35%		66,049.3		1,066.7

Fixed rate—(1)	2015 - 2019	8.54% to 10.81%		33,470.0	2015 - 2020	8.54% to 10.81%		44,490.0		718.5

Fixed rate—(2)				—	2016 - 2017	3.00%		5,866.3		94.7

Total			Rs.	395,208.6			Rs.	406,221.4	US$	6,560.4

The scheduled maturities of long-term debt are set out below:

	As of September 30, 2014
	(In millions)
Due in the twelve months ending September 30:

2015	Rs.	27,054.1	US$	436.9

2016		42,190.0		681.4

2017		126,091.3		2,036.4

2018		48,384.1		781.4

2019		18,898.0		305.2

Thereafter (1)		141,603.9		2,286.9

Total	Rs.	404,221.4	US$	6,528.2

(1)	The scheduled maturities of long-term debt do not include perpetual bonds of Rs. 2.0 billion.

During the six months period ended September 30, 2014, the Bank issued subordinated debt qualifying for Lower Tier II capital, under RBI regulatory guidelines, amounting to Rs. 2,000.0 million and raised other long term debt Rs. 38,865.1 million.

As of March 31, 2014 and September 30, 2014, other long-term debt includes foreign currency borrowings from other banks aggregating to Rs. 129,708.4 million and Rs. 122,908.1 million, respectively, and functional currency borrowings aggregating to Rs. 90,769.7 million and Rs. 110,539.3 million, respectively.